Reserves - Final Dividend Proposed after the End of Reporting Year Payable to Equity Shareholders of the Company (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [abstract]
Final dividend proposed after the end of the reporting year of RMB0.10 per share (2016: RMB0.10 per share) (inclusive of applicable tax)	¥ 1,009	¥ 982